ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of details of the subsidiaries

Percentage of effective ownership
Name	Date of Incorporation	2024	2025	Place of incorporation	Principal Activities
Maxwill Pte. Ltd.	November 1, 2004	100%	100%	Singapore	Holding company.

Maxwill (Asia) Pte. Ltd.	September 11, 1999	100%	100%	Singapore	Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products, and providing warehouse storage and logistic services.

LP Grace Pte. Ltd.	January 11, 2008	100%	100%	Singapore	Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products, and providing warehouse storage and logistic services.

Maxwill Foodlink Pte. Ltd.	January 15, 2004	100%	100%	Singapore	Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products and providing warehouse storage and logistic services.

Davis Commodities Pte. Ltd.	September 15, 2023	100%	100%	Singapore	Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products and providing warehouse storage and logistic services.

Davis Commodities Global Pte. Ltd.	October 1, 2025	–	100%	Singapore	Dormant company.

Davis Commodities SEA Pte. Ltd.	October 2, 2025	–	100%	Singapore	Trading of fast-moving consumer goods (FMCG) products and the provision of integrated warehousing, storage and logistics services.

Davis Commodities Asia Pte. Ltd.	October 15, 2025	–	100%	Singapore	Dormant company.